SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        European Investors Inc.
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Address:     640 Fifth Avenue
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             8th Floor
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             New York, NY  10019
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Form 13F File Number: 28-03872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Meagher
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Title: Compliance Officer
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Phone: 212-735-9500
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              1
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Form 13F Information Table Entry Total:         125
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Form 13F Information Table Value Total:         $1,727,168
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

E.I.I. Realty Securities Inc.


FORM 13F Report for Quarter Ended December 31, 2011

Name of Reporting Manager:  European Investors Inc.
13F File No.: 28-03872

European Investors Inc.


 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE         COM              015271109     5042    73100 SH       SOLE                    59400             13700
AMDOCS LTD                     COM              G02602103      585    20500 SH       SOLE                    20500
AMERICAN CAMPUS COMMUNITIES    COM              024835100    64707  1542100 SH       SOLE                  1507700             11000
ANNALY MTG MGMT INC.           COM              035710409      160    10000 SH       SOLE                    10000
AOL TIME WARNER INC COM        COM              00184a105      500    33100 SH       SOLE                    33100
AVALONBAY COMM INC             COM              053484101    56027   429000 SH       SOLE                   403000             12500
BABCOCK & WILCOX CO COM        COM              05615F102      454    18800 SH       SOLE                    18800
BIO RAD LABS INC CL A          COM              090572207      562     5850 SH       SOLE                     5850
BMC SOFTWARE INC COM           COM              055921100      557    17000 SH       SOLE                    17000
BOSTON PPTYS INC               COM              101121101   140332  1408959 SH       SOLE                  1371559             17000
BRANDYWINE RLTY TR             COM              105368203     1167   122800 SH       SOLE                   122800
BRE PPTY INC CL A              COM              05564E106     3105    61500 SH       SOLE                    51600              9900
BRINKS CO COM                  COM              109696104      495    18400 SH       SOLE                    18400
BROOKFIELD PPTYS CORP COM      COM              112900105     3176   203100 SH       SOLE                   174400             28700
CAMDEN PPTY TR                 COM              133131102     1755    28200 SH       SOLE                    28200
CBL & ASSOC PPTYS INC          COM              124830100     1258    80100 SH       SOLE                    62000             18100
CHEMED CORP NEW COM            COM              16359R103      620    12100 SH       SOLE                    12100
COMMONWEALTH REIT FRACTIONAL R COM              CAD233107        0    33099 SH       SOLE                                      33099
COMPUTER SCIENCES CORP COM     COM              205363104      529    22300 SH       SOLE                    22300
CORE MARK HLDG CO INC COM      COM              218681104      330     8340 SH       SOLE                     8340
CSG SYS INTL INC COM           COM              126349109      506    34400 SH       SOLE                    34400
DCT INDUSTRIAL TRUST INC       COM              233153105      712   139100 SH       SOLE                   139100
DDR CORP                       COM              23317H102    39675  3260100 SH       SOLE                  3141600             72400
DOUGLAS EMMETT INC             COM              25960P109    41358  2267429 SH       SOLE                  2205759             29170
DST SYSTEMS INC                COM              233326107      560    12300 SH       SOLE                    12300
EASTGROUP PROPERTY INC         COM              277276101      639    14700 SH       SOLE                    14700
EMCOR GROUP INC COM            COM              29084Q100      469    17500 SH       SOLE                    17500
ENERGYSOLUTIONS INC COM        COM              292756202      379   122700 SH       SOLE                   122700
ENTERTAINMENT PPTYS TR COM SH  COM              29380t105     4139    94700 SH       SOLE                    75900             18800
EQUAL ENERGY LTD COM           COM              29390Q109      310    69005 SH       SOLE                    69005
EQUITY ONE INC                 COM              294752100      255    15000 SH       SOLE                                      15000
EQUITY RESIDENTIAL SH BEN INT  COM              29476L107     1397    24500 SH       SOLE                    24500
ESSEX PPTY TR INC COM          COM              297178105   155482  1106555 SH       SOLE                  1080655              9000
EXELIS INC                     COM              30162A108      277    30600 SH       SOLE                    30600
FEDERAL REALTY INVT TR         COM              313747206    76139   839000 SH       SOLE                   819200              7100
GOVERNMENT PROPERTIES INCOME   COM              38376A103      363    16100 SH       SOLE                                      16100
HAWAIIAN TELCOM HOLDCO COM     COM              420031106      336    21810 SH       SOLE                    21810
HCP INC                        COM              40414L109    72643  1753391 SH       SOLE                  1740891             12500
HEALTH CARE REIT INC COM       COM              42217k106    80835  1482400 SH       SOLE                  1473000              9400
HEALTH NET INC COM             COM              42222G108      736    24200 SH       SOLE                    24200
HIGHWOODS PPTY INC             COM              431284108     2035    68600 SH       SOLE                    53500             15100
HOST HOTELS & RESORTS INC      COM              44107p104    37991  2572198 SH       SOLE                  2499085             35180
J.C. PENNEY CO. INC            COM              708160106      569    16200 SH       SOLE                    16200
KIMCO RLTY CORP                COM              49446R109      854    52600 SH       SOLE                    41300             11300
LASALLE HOTEL PROPERTY         COM              517942108     1196    49400 SH       SOLE                    49400
LIBERTY PPTY TR                COM              531172104      951    30800 SH       SOLE                    30800
MACERICH CO                    COM              554382101     6325   125000 SH       SOLE                   101700             23300
MACK-CALI REALTY CORP          COM              554489104     1302    48800 SH       SOLE                    48800
MCDERMOTT INTL INC COM         COM              580037109      466    40500 SH       SOLE                    40500
MYRIAD GENETICS INC COM        COM              62855J104      597    28500 SH       SOLE                    28500
NATIONAL RETAIL PPTYS COM      COM              637417106      372    14100 SH       SOLE                     6800              7300
NORDION INC COM                COM              65563C105      568    67900 SH       SOLE                    67900
NORTHWEST BANCSHARES I COM     COM              667340103      567    45600 SH       SOLE                    45600
PROLOGIS INC                   COM              74340W103   130816  4575577 SH       SOLE                  4449589             58302
PS BUSINESS PKS INC CA COM     COM              69360j107     2178    39300 SH       SOLE                    33500              5800
PUBLIC STORAGE                 COM              74460D109   108532   807169 SH       SOLE                   781045             11624
RAMCO GERSHENSON PROPERTIES    COM              751452202      480    48800 SH       SOLE                    37300             11500
REALTY INCOME CORPORATION      COM              756109104      531    15200 SH       SOLE                     5300              9900
REGENCY CTRS CORP COM          COM              758849103      764    20300 SH       SOLE                    20300
REGIS CORP                     COM              758932107      522    31550 SH       SOLE                    31550
REINSURANCE GROUP AMER COM NEW COM              759351604      590    11300 SH       SOLE                    11300
SENSIENT TECH CORP COM         COM              81725T100      406    10700 SH       SOLE                    10700
SHAW GROUP INC                 COM              820280105      266     9900 SH       SOLE                     9900
SIMON PROPERTY GRP INC         COM              828806109   248655  1928452 SH       SOLE                  1877996             21400
SKYWORKS SOLUTIONS INC COM     COM              83088M102      272    16800 SH       SOLE                    16800
SL GREEN REALTY                COM              78440X101    48503   727830 SH       SOLE                   705130             12200
SOVRAN SELF STORAGE INC        COM              84610H108     2774    65000 SH       SOLE                    55600              9400
STARWOOD HOTELS & RESORTS      COM              85590A401    58226  1213800 SH       SOLE                  1185700              9900
STRATEGIC HOTELS & RESORTS INC COM              86272T106      483    90000 SH       SOLE                    68800             21200
SUNOCO INC COM                 COM              86764P109      648    15800 SH       SOLE                    15800
TAUBMAN CTRS INC               COM              876664103    63770  1026900 SH       SOLE                  1001100             10700
TELEPHONE AND DATA-SPECIAL SHS COM              879433860      736    30900 SH       SOLE                    30900
UDR INC COM                    COM              902653104    79236  3156800 SH       SOLE                  3070000             40100
URSTADT BIDDLE PROPERTIES      COM              917286205     2356   130300 SH       SOLE                   111700             18600
VCA ANTECH INC COM             COM              918194101      517    26200 SH       SOLE                    26200
VENTAS INC COM                 COM              92276f100    77565  1406956 SH       SOLE                  1395156             11800
VISTEON CORP COM NEW           COM              92839U206      579    11600 SH       SOLE                    11600
VORNADO RLTY TR                COM              929042109    55833   726424 SH       SOLE                   703457             10303
WEINGARTEN REALTY INVS         COM              948741103     4211   193000 SH       SOLE                   157500             35500
WILLIS GROUP HOLDINGS SHS      COM              G96666105      431    11100 SH       SOLE                    11100
ALEXANDRIA REAL EST EQ PFD CON PRD              015271505      768    32000 SH       SOLE                    32000
HEALTH CARE REIT PFD I 6.5%    PRD              42217K601      363     7100 SH       SOLE                     7100
RAMCO-GERSHENSON PFD D 7.25%   PRD              751452608      426    10000 SH       SOLE                    10000
ALEXANDRIA REAL EST EQ PFD C 8                  015271406       79     3000 SH       SOLE                     3000
APARTMENT INVT & MGMT PFD T 8%                  03748R838      296    11700 SH       SOLE                    11700
APARTMENT INVT & MGMT PFD U 7.                  03748R820      251    10000 SH       SOLE                    10000
BANK OF AMERICA PFD H 8.2%                      060505765      442    20000 SH       SOLE                    20000
BRE PROPERTIES INC PFD D 6.75%                  05564E601      861    34212 SH       SOLE                    34212
CBL & ASSOC PPTYS INC PFD 1/10                  124830605      777    32800 SH       SOLE                    32800
COMMONWEALTH REIT PFD C 7.125%                  203233309      493    20200 SH       SOLE                    20200
COUSINS PPTYS INC 7.75% PFD A                   222795304      603    25000 SH       SOLE                    25000
DDR CORP PFD H 7.375%                           23317H508      243    10000 SH       SOLE                    10000
DIGITAL RLTY TR PFD E 7%                        253868707      563    22000 SH       SOLE                    22000
DUKE REALTY CORP PFD K 6.5%                     264411760      742    30500 SH       SOLE                    30500
DUPONT FABROS PFD A 7.875%                      26613Q205      502    20000 SH       SOLE                    20000
ENTERTAINMENT PPTYS TR PFD D 7                  29380T501      673    27000 SH       SOLE                    27000
EQUITY RESIDENTIAL PFD 1/10 SE                  29476L784      684    26700 SH       SOLE                    26700
ESSEX PPTY TR INC PFD H 7.125%                  297178402      179     7000 SH       SOLE                     7000
FIRST IND REALTY PFD J 7.25%                    32054K798      558    25700 SH       SOLE                    25700
HCP INC PFD E 7.25%                             40414L307      750    29400 SH       SOLE                    29400
HEALTH CARE REIT PFD F 7.625%                   42217K403      703    27300 SH       SOLE                    27300
HUDSON PACIFIC PROPERTIES PFD                   444097208      778    30000 SH       SOLE                    30000
KILROY REALTY PFD F 7.50%                       49427F504      150     6000 SH       SOLE                     6000
KIMCO REALTY CORP PFD 1/10 F 6                  49446r869      796    31600 SH       SOLE                    31600
KIMCO REALTY CORP PFD G 7.75%                   49446R844      159     6158 SH       SOLE                     6158
LASALLE HOTEL PPTYS PFD D 7.5%                  517942405      635    26400 SH       SOLE                    26400
PEBBLEBROOK HOTEL TRUST PFD A                   70509V209      684    28721 SH       SOLE                    28721
POST PROPERTIES INC PFD A 8.5%                  737464206      746    12700 SH       SOLE                    12700
PROLOGIS INC 6.75% PFD M                        74340W608      971    40300 SH       SOLE                    40300
PROLOGIS INC 6.75% PFD R                        74340W301      374    15600 SH       SOLE                    15600
PROLOGIS INC 6.75% PFD S                        74340W400      588    24500 SH       SOLE                    24500
PS BUSINESS PARKS INC 7% PFD H                  69360J875     1047    41500 SH       SOLE                    41500
PUBLIC STORAGE PFD C 6.60%                      74460D448      237     9300 SH       SOLE                     9300
PUBLIC STORAGE PFD E 6.75%                      74460D398      645    25300 SH       SOLE                    25300
REALTY INCOME CORPORATION 6.75                  756109708      637    24700 SH       SOLE                    24700
REGENCY CENTERS PFD D 7.25%                     758849509      388    15500 SH       SOLE                    15500
REGENCY CENTERS PFD E 6.7%                      758849608      553    22200 SH       SOLE                    22200
SAUL CENTERS INC 9.00% PFD B                    804395408      688    25000 SH       SOLE                    25000
SL GREEN REALTY 7.625% PFD C                    78440X309      593    23700 SH       SOLE                    23700
UDR INC PFD G 6.75%                             902653401      791    31000 SH       SOLE                    31000
VORNADO REALTY TRUST PFD H 6.7                  929042885      718    28600 SH       SOLE                    28600
WEINGARTEN RLTY INVS PFD 1/30                   948741509      225     9000 SH       SOLE                     9000
WEINGARTEN RLTY INVS PFD F 6.5                  948741889      746    29600 SH       SOLE                    29600
JANUS INVT FD GLOBAL SEL FD T                   471023648      314 32574.6280SH      SOLE               32574.6280
LAZARD FDS INC EMERG MKT RETL                   52106N764      505 29349.5210SH      SOLE               29349.5210